Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Legal Proceedings and Contingent Liabilities
Schedule of commitments

	2019	2018	2017
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these accounts	396	586	570

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	9,956	438	1,479	1,581	6,458
Future potential revenue milestone payments	6,654	59	138	818	5,639